Incorporated herein by reference is a supplement to the prospectus of MFS Institutional Large Cap Value Fund, a series of MFS Institutional Trust (File No. 033-37615), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 13, 2016 (SEC Accession No. 0000912938-16-000962).